OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2010	2011
Prepaid expenses	$195	$61
Current maturities of long-term receivable (*)		157
Government authorities	5	53

	$200	$271

*	See Note 3